Fees Summary	Dec. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000.00
Previously Paid Amount	69.05
Total Fee Amount	69.05
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 500,000.00
Final Prospectus	true